Subordinated liabilities - Breakdown (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 21,686				€ 20,878	€ 23,676	€ 21,382
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	21,880				21,062	23,820
Financial liabilities at amortised cost | Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	196				321	345
Financial liabilities at amortised cost | Preference participations
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	7,425				7,709	9,717
Financial liabilities at amortised cost | Euro
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 13,570				12,542	14,001
Annual interest rate (as percent)	3.86%
Financial liabilities at amortised cost | US dollar
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 5,991	$ 7,351			6,506	7,813
Annual interest rate (as percent)	5.16%
Financial liabilities at amortised cost | Pound sterling
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 565		£ 507		655	628
Annual interest rate (as percent)	8.89%
Financial liabilities at amortised cost | Brazilian real
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 0			R$ 0	0	0
Annual interest rate (as percent)	0.00%
Financial liabilities at amortised cost | Other currencies
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 1,754				€ 1,359	€ 1,378